GS Mortgage-Backed Securities Trust 2024-RPL4

Exhibit 99(2)(s)(5)

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2024-RPL4
Start - End Dates:	8/2/2016 - 10/24/2018
Deal Loan Count:	8
Report Run Date:	6/14/2024 8:24 AM

Rating Agency ATR QM Data Fields

Loans in Report:	8

Redacted Loan ID	Loan Number	GS ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income	Loan Status
5BE8BC64-BD56-478D-8BAA-854875F72084	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	6.9483	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
AC7351CE-F38C-4CF6-BD1D-895DAC03B4F2	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	5.1392	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
27D74FA8-4915-4250-9C7F-3172C9CF1670	XXX	XXX	QM: GSE Temporary - QM/SH	No	No	XXX	Not Applicable	Yes	Yes	0	XXX	3.7433	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	No	0	Complete
26827A45-3269-49E0-AA73-986556A8C2E5	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	3.375	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
6A104B29-3277-4A06-BE6C-FFC554EBC921	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	XXX	No	No	0	XXX	9.0863	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
73F5A33B-638D-4309-864B-E985733A50A8	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	6.6516	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
4269C807-7106-48B1-A263-F0AADC3777B4	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	XXX	No	No	0	XXX	3.9569	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
1A443129-E40E-4466-8D74-7AAF347295FB	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	5.4477	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete

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